Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2014
Taxes on Income [Abstract]
Schedule of deferred income taxes

	December 31,
	2014	2013
Assets in respect of:

Net operating loss carry forward (1)	$8,731	$8,272
Allowances and provisions	115	112
Intangible assets, net	129	227

	8,975	8,611

Valuation allowance (2)	(8,975)	(8,611)

Net deferred tax Liability	$-	$-

(1)	See Note 13b.

(2)	In 2014 and 2013, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2014 amounts to an increase of $364.

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2014	2013	2012

Current	$108	$13	$(187)
Prior years	-	-	-

	$108	$13	$(187)

Domestic	101	7	(195)
Foreign	7	6	8

	$108	$13	$(187)

Schedule of income (loss) before taxes
	Year ended December 31,
	2014	2013	2012

Domestic	$(405)	$(41)	$(766)
Foreign	80	54	30

	$(325)	$13	$(736)